Commitments and Contingencies - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Commitments and Contingencies
Consideration paid		$ 1,120		$ 5,880	$ 7,729
Suzhou Mingzhi
Commitments and Contingencies
Investment payable									$ 4,200	¥ 30.0
Consideration paid	¥ 21.0	$ 2,900	¥ 21.0
Equity method investment, ownership percentage (as a percent)		19.74%				19.74%			19.74%	19.74%
Consideration payable		$ 1,300				¥ 9.0
Shanghai IAT
Commitments and Contingencies
Investment payable							$ 2,800	¥ 20.0
Consideration paid		$ 1,400	¥ 10.0
Equity method investment, ownership percentage (as a percent)		25.00%				25.00%
Consideration payable		$ 1,400				¥ 10.0
Consideration payable term		2 years	2 years